UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Michigan Municipal Money Market Fund

September 30, 2005

1.807721.101 MIS-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 97.7%
	Principal	Value
	Amount
Michigan – 96.1%
Allen Park Pub. School District Participating VRDN Series ROC
II R4007, 2.79% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	$ 5,130,000	$ 5,130,000
Birmingham County School District Bonds Series MT 81,
2.95%, tender 7/20/06 (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)	7,495,000	7,495,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green
Beach Proj.) 2.8%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	13,675,000	13,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.)
2.8%, LOC Northern Trust Co., Chicago, VRDN (b)	4,935,000	4,935,000
Comstock Park Pub. Schools Participating VRDN Series ROC II
R 2178, 2.79% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(e)	1,335,000	1,335,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating
VRDN Series PT 2371, 2.82% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(e)	3,100,000	3,100,000
Detroit City School District Participating VRDN:
ROC II R1033, 2.79% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	3,665,000	3,665,000
Series AAB 04 39, 2.77% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	5,800,000	5,800,000
Series EGL 7050072, 2.79% (Liquidity Facility Citibank
NA) (b)(e)	2,000,000	2,000,000
Series PT 2158, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(e)	1,000,000	1,000,000
Series ROC II R4004, 2.79% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	5,760,000	5,760,000
Detroit Econ. Dev. Corp. Resource Recovery Rev.:
Bonds Series A, 4% 5/1/06 (AMBAC Insured) (c)	2,500,000	2,518,638
Participating VRDN Series Merlots 01 A90, 2.82% (Liquidity
Facility Wachovia Bank NA) (b)(c)(e)	2,500,000	2,500,000
Detroit Gen. Oblig. RAN 4% 4/3/06	5,000,000	5,033,844
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 2.77% (Liquidity Facility ABN-AMRO Bank
NV) (b)(e)	6,500,000	6,500,000
Series Macon 02 G, 2.83% (Liquidity Facility Bank of
America NA) (b)(e)	8,520,000	8,520,000
Series Merlots 00 I, 2.77% (Liquidity Facility Wachovia Bank
NA) (b)(e)	9,300,000	9,300,000
Series Merlots 01 A103, 2.77% (Liquidity Facility Wachovia
Bank NA) (b)(e)	9,995,000	9,995,000
Series Merlots 01 A112, 2.77% (Liquidity Facility Wachovia
Bank NA) (b)(e)	5,055,000	5,055,000

Quarterly Report 2

Municipal Securities continued
	Principal	Value
	Amount
Michigan – continued
Detroit Swr. Disp. Rev. Participating VRDN: – continued
Series Merlots 04 B2, 2.77% (Liquidity Facility Wachovia
Bank NA) (b)(e)	$ 5,780,000	$5,780,000
Series Merlots B41, 2.77% (Liquidity Facility Wachovia Bank
NA) (b)(e)	2,250,000	2,250,000
Series PA 1183, 2.78% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,000,000	6,000,000
Series ROC II R4014, 2.79% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,070,000	2,070,000
Series SGB 47, 2.79% (Liquidity Facility Societe
Generale) (b)(e)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.77% (Liquidity Facility Wachovia
Bank NA) (b)(e)	4,500,000	4,500,000
Series PT 2587, 2.78% (Liquidity Facility Dexia Cr. Local de
France) (b)(e)	3,265,000	3,265,000
Series Putters 783, 2.79% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	1,565,000	1,565,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
2.79% (Liquidity Facility Citibank NA, New York) (b)(e)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA
114, 2.81% (Liquidity Facility Societe Generale) (b)(e)	6,000,000	6,000,000
Ecorse Pub. School District Participating VRDN Series ROC II
R7520, 2.79% (Liquidity Facility Citibank NA) (b)(e)	3,000,000	3,000,000
Fitzgerald Pub. School District Participating VRDN Series
Putters 561, 2.79% (Liquidity Facility JPMorgan Chase
Bank) (b)(e)	5,010,000	5,010,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.)
Series 1994, 2.93%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	500,000	500,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.)
2.78%, LOC Nat’l. City Bank, VRDN (b)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN
Series EGL 98 2201, 2.79% (Liquidity Facility Citibank
NA) (b)(e)	7,940,000	7,940,000
Hartland Consolidated School District Participating VRDN
Series MSTC 01 127 Class A, 2.81% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(e)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago
Mission Proj.) 2.85%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	2,435,000	2,435,000
Hudsonville Pub. Schools Participating VRDN Series PT 2797,
2.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,000,000	6,000,000

3 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Michigan – continued
Jackson Pub. Schools RAN Series 2005 B, 3.75% 5/24/06,
LOC Comerica Bank, Detroit	$ 3,000,000	$3,014,816
Kent Hosp. Fin. Auth. Health Care Rev. Bonds (Butterworth
health Sys. Obligated Group Proj.) Series 1996 A, 6.125%
(Pre-Refunded to 1/15/06 @ 102) (d)	2,000,000	2,058,827
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen.
Hosp. Proj.) Series 2003 A1, 2.91%, LOC Comerica Bank,
Detroit, VRDN (b)	5,900,000	5,900,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 2.77% (Liquidity Facility ABN AMRO
Bank NV) (b)(e)	3,000,000	3,000,000
Series EGL 01 2202, 2.79% (Liquidity Facility Citibank NA,
New York) (b)(e)	3,000,000	3,000,000
Series Merlots 04 B10, 2.77% (Liquidity Facility Wachovia
Bank NA) (b)(e)	2,110,000	2,110,000
Series MS 00 481X, 2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	2,670,000	2,670,000
Series ROC II R2064, 2.79% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,750,000	2,750,000
Series ROC II R4057, 2.79% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	2,205,000	2,205,000
Series ROC II R4551, 2.79% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(e)	5,190,000	5,190,000
Michigan Gen. Oblig. Bonds:
(Multi-Modal Envir. Prog.) Series A, 1.95% tender
10/19/05 (Liquidity Facility DEPFA BANK PLC), CP mode	10,000,000	10,000,000
(Multi-Modal School Ln. Prog.):
Series 2005 A, 2.67% tender 10/4/05 (Liquidity Facility
DEPFA BANK PLC), CP mode	6,000,000	6,000,000
Series B, 2.2% tender 10/5/05, CP mode	3,250,000	3,250,000
Michigan Higher Ed. Student Ln. Auth. Rev. Participating
VRDN Series PA 1064, 2.83% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)(e)	7,420,000	7,420,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series B, 5.2%,
tender 11/15/05 (b)	8,000,000	8,023,814
(Health Care Equip. Ln. Prog.):
Series B, 2.79%, LOC Standard Fed. Bank, VRDN (b)	2,600,000	2,600,000
Series C, 2.79%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	7,500,000	7,500,000
Michigan Hosp. Fin. Auth. Rev. Series B, 2.79%, LOC
Standard Fed. Bank, VRDN (b)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club
Apts. Proj.) 2.8%, LOC Fannie Mae, VRDN (b)(c)	5,595,000	5,595,000

Quarterly Report 4

Municipal Securities continued
	Principal	Value
	Amount
Michigan – continued
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 2.79% (MBIA Insured), VRDN (b)(c)	$ 1,800,000	$1,800,000
Series 2004 A, 2.78% (FGIC Insured), VRDN (b)(c)	5,000,000	5,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series PT 01 556, 2.83% (Liquidity
Facility Landesbank Hessen-Thuringen) (b)(c)(e)	3,410,000	3,410,000
Series 1999 B2, 2.84% (MBIA Insured), VRDN (b)(c)	5,225,000	5,225,000
Series 2002 A, 2.84% (MBIA Insured), VRDN (b)(c)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 2.79% (Liquidity Facility Citibank
NA, New York) (b)(e)	9,500,000	9,500,000
Series MS 718, 2.78% (Liquidity Facility Morgan
Stanley) (b)(e)	19,221,500	19,221,500
Series MSTC 02 204, 2.81% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(e)	10,395,000	10,395,000
Series PT 3061, 2.78% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(e)	6,255,000	6,255,000
Series ROC II R 339, 2.79% (Liquidity Facility Citibank
NA) (b)(e)	8,135,000	8,135,000
Series Stars 141, 2.78% (Liquidity Facility BNP Paribas
SA) (b)(e)	6,500,000	6,500,000
RAN Series C, 4.25% 8/18/06, LOC JPMorgan Chase Bank	15,000,000	15,156,091
TAN Series 2005 B1, 4% 8/18/06	6,500,000	6,562,767
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family
Investors II Proj.) Series 1997, 3.05%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (b)	1,895,000	1,895,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 2.75%
tender 10/3/05, CP mode (c)	5,900,000	5,900,000
Participating VRDN Series Putters 858Z, 2.82% (Liquidity
Facility JPMorgan Chase Bank) (b)(c)(e)	9,100,000	9,100,000
(BC&C Proj.) 2.91%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	1,405,000	1,405,000
(Biewer of Lansing LLC Proj.) Series 1999, 2.89%, LOC
Standard Fed. Bank, VRDN (b)(c)	1,060,000	1,060,000
(Bosal Ind. Proj.) Series 1998, 2.85%, LOC Bank of New
York, New York, VRDN (b)(c)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 2.93%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	1,800,000	1,800,000
(Conti Properties LLC Proj.) Series 1997, 2.91%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	2,560,000	2,560,000

5 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.: – continued
(Creative Foam Corp. Proj.) 2.93%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	$800,000	$800,000
(Doss Ind. Dev. Co. Proj.) 2.93%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	1,800,000	1,800,000
(Fintex LLC Proj.) Series 2000, 2.91%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	2,020,000	2,020,000
(Future Fence Co. Proj.) 2.91%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	2,330,000	2,330,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 2.86%,
LOC Nat’l. City Bank, VRDN (b)(c)	1,675,000	1,675,000
(Holland Home Oblig. Group Proj.) 2.84%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (b)	1,000,000	1,000,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 2.83%,
LOC JPMorgan Chase Bank, VRDN (b)(c)	3,150,000	3,150,000
(John H. Dekker & Sons Proj.) Series 1998, 2.91%, LOC
Standard Fed. Bank, VRDN (b)(c)	1,015,000	1,015,000
(K&M Engineering, Inc. Proj.) 2.91%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,580,000	1,580,000
(LPB LLC Proj.) 2.93%, LOC Comerica Bank, Detroit,
VRDN (b)(c)	2,500,000	2,500,000
(Majestic Ind., Inc. Proj.) 2.91%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 2.91%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	1,820,000	1,820,000
(Mid-American Products, Inc. Proj.) Series 1998 2.85%, LOC
Standard Fed. Bank, VRDN (b)(c)	1,345,000	1,345,000
(Orchestra Place Renewal Proj.) Series 2000, 2.75%, LOC
ABN AMRO Bank NV, VRDN (b)	5,595,000	5,595,000
(PBL Enterprises, Inc. Proj.) Series 1997, 2.91%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	1,960,000	1,960,000
(Pioneer Laboratories, Inc. Proj.) 2.83%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	2,200,000	2,200,000
(S&S LLC Proj.) Series 2000, 2.91%, LOC Standard Fed.
Bank, VRDN (b)(c)	2,325,000	2,325,000
(SBC Ventures LLC Proj.) 2.91%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	4,000,000	4,000,000
(TEI Invts. LLC Proj.) Series 1997, 2.91%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	600,000	600,000
(Temperance Enterprise Proj.) Series 1996, 2.86%, LOC
Nat’l. City Bank, VRDN (b)(c)	1,920,000	1,920,000
(The Monarch Press, Inc. Proj.) Series 2000, 2.91%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	1,625,000	1,625,000

Quarterly Report 6

Municipal Securities continued
	Principal	Value
	Amount
Michigan – continued
Michigan Strategic Fund Ltd. Oblig. Rev.: – continued
(The Spiratex Co. Proj.) Series 1994, 2.93%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	$800,000	$800,000
(Trilan LLC Proj.) 2.93%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	4,000,000	4,000,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 3.03%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	400,000	400,000
(W.H. Porter, Inc. Proj.) Series 2001, 2.91%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	3,330,000	3,330,000
(Windcrest Properties LLC Proj.) 2.83%, LOC Comerica
Bank, Detroit, VRDN (b)(c)	3,900,000	3,900,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 2.85%, LOC
JPMorgan Chase Bank, VRDN (b)	12,465,000	12,465,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services
Proj.) Series A, 2.77%, LOC KBC Bank NV, VRDN (b)	3,195,000	3,195,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling
Gen. Station Proj.) Series 1990, 2.8%, LOC Barclays Bank
PLC, VRDN (b)(c)	6,466,000	6,466,000
Michigan Trunk Line Fund Participating VRDN:
Series Clipper 05 27, 2.87% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(e)	6,500,000	6,500,000
Series EGL 7050042 Class A, 2.79% (Liquidity Facility
Citibank NA) (b)(e)	3,000,000	3,000,000
Series IXIS 05 13, 2.79% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(e)	6,025,000	6,025,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc.
Proj.) Series 2001 A, 2.91%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589,
2.78% (Liquidity Facility Morgan Stanley) (b)(e)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev.
Participating VRDN Series MS 00 282, 2.78% (Liquidity
Facility Morgan Stanley) (b)(e)	11,895,000	11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.)
Series 2001, 2.8%, LOC JPMorgan Chase Bank, VRDN (b) .	12,245,000	12,245,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN
Series ROC 4518, 2.79% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	7,685,000	7,685,000
Wayne Charter County Arpt. Rev. Participating VRDN Series
MT 123, 2.83% (Liquidity Facility Svenska Handelsbanken
AB) (b)(c)(e)	7,870,000	7,870,000
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 2.83% (Liquidity Facility Citibank
NA) (b)(c)(e)	12,400,000	12,400,000

7		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Michigan – continued
Wayne County Arpt. Auth. Rev. Participating VRDN: -
continued
Series MT 115, 2.83% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(e)	$ 6,100,000	$ 6,100,000
Series Putters 1081Z, 2.82% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(e)	2,750,000	2,750,000
Series Putters 836, 2.82% (Liquidity Facility JPMorgan Chase
& Co.) (b)(c)(e)	6,100,000	6,100,000
Wayne-Westland Cmnty. Schools Participating VRDN Series
MS 98 56, 2.78% (Liquidity Facility Morgan Stanley) (b)(e) .	7,465,000	7,465,000
West Branch Rose City Area School District Participating
VRDN Series ROC II R7511, 2.79% (Liquidity Facility
Citibank NA) (b)(e)	6,120,000	6,120,000
Western Townships Utils. Auth. County of Wayne Swr. Disp.
Sys. Participating VRDN Series Merlots A96, 2.77%
(Liquidity Facility Wachovia Bank NA) (b)(e)	5,700,000	5,700,000
Whitmore Lake Pub. School District Participating VRDN Series
ROC II R4515, 2.79% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(e)	3,885,000	3,885,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.)
2.91%, LOC Huntington Nat’l. Bank, Columbus, VRDN (b)	10,600,000	10,600,000
		604,221,297

New York – 0.9%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 02 3, 2.8% (Liquidity Facility Bank of
New York, New York) (b)(c)(e)	5,500,000	5,500,000
Puerto Rico 0.7%
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	4,400,000	4,400,000

TOTAL INVESTMENT PORTFOLIO 97.7%
(Cost $614,121,297)		614,121,297

NET OTHER ASSETS – 2.3%		14,419,579

NET ASSETS 100%		$ 628,540,876

Quarterly Report

8

Security Type Abbreviations
CP — COMMERCIAL PAPER
RAN — REVENUE ANTICIPATION NOTE
TAN — TAX ANTICIPATION NOTE
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $4,400,000 or
0.7% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Security collateralized by an amount
sufficient to pay interest and principal.

(e) Provides evidence of ownership in one
or more underlying municipal bonds.

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $7,495,000
or 1.2% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Birmingham
County School
District Bonds
Series MT 81,
2.95%, tender
7/20/06
(Liquidity Facility
Merrill Lynch &
Co., Inc.)	2/4/05	$ 7,495,000

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $614,121,297.

9 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

10

Quarterly Holdings Report for Fidelity® Ohio Municipal Money Market Fund

September 30, 2005

1.807730.101 OFS-QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 94.5%
	Principal	Value
	Amount
Georgia – 0.7%
Columbus Wtr. & Swr. Rev. Participating VRDN Series PT
2516, 2.79% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 5,175,000	$ 5,175,000
Ohio – 92.7%
Akron Gen. Oblig. BAN 2.75% 11/3/05	9,133,000	9,139,887
Akron Income Tax Rev. Participating VRDN:
Series ROC II R2137, 2.79% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	1,390,000	1,390,000
Series ROC II R259, 2.79% (Liquidity Facility Citibank
NA) (b)(d)	2,210,000	2,210,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.)
2.88%, tender 2/15/06 (b)	9,045,000	9,045,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series
1996 A, 2.89%, LOC Key Bank NA, VRDN (b)(c)	1,740,000	1,740,000
Blue Ash Gen. Oblig. BAN 2.35% 11/15/05	3,000,000	3,000,000
Butler County Gen. Oblig. BAN 3.75% 6/8/06	4,025,000	4,046,397
Butler County Wtrwks. Rev. Participating VRDN Series ROC II
R2207, 2.79% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	2,560,000	2,560,000
Cambridge Hosp. Facilities Rev. (Southeastern Reg’l. Med. Ctr.
Proj.) 2.8%, LOC Nat’l. City Bank, VRDN (b)	4,525,000	4,525,000
Cincinnati City School District Participating VRDN Series EGL
04 34, 2.79% (Liquidity Facility Citibank NA) (b)(d)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 2.8% (Liquidity Facility Sallie Mae),
VRDN (b)(c)	7,700,000	7,700,000
Series 1998 A2, 2.8% (Liquidity Facility Sallie Mae),
VRDN (b)(c)	19,800,000	19,800,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II
R7528, 2.79% (Liquidity Facility Citibank NA) (b)(d)	2,645,000	2,645,000
Clermont County Indl. Dev. Rev. (American Micro Products
Proj.) 2.89%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	1,510,000	1,510,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 2.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,500,000	1,500,000
Series Stars 81, 2.83% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	5,585,000	5,585,000
Cleveland Gen. Oblig. Participating VRDN Series PT 2032,
2.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,030,000	3,030,000
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%,
tender 11/10/05 (Liquidity Facility Wachovia Bank
NA) (b)(d)(e)	4,020,000	4,020,000

Quarterly Report 12

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th
Research Bldg., LLC Proj.) Series 2003, 2.78%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	$ 2,000,000	$2,000,000
Columbus City School District Participating VRDN Series PT
2278, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,750,000	2,750,000
Cuyahoga County Arpt. Facilities Rev. (Corporate
Wings-Cleveland LLC Proj.) 2.86%, LOC Nat’l. City Bank,
VRDN (b)(c)	3,755,000	3,755,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp.
Proj.) 2.82%, LOC Key Bank NA, VRDN (b)	4,455,000	4,455,000
Cuyahoga County Health Care Facilities Rev. (Althenheim
Proj.) 2.8%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,475,000	6,475,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.93%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	1,290,000	1,290,000
(Pubco Corp. Proj.) Series 2001, 2.86%, LOC Nat’l. City
Bank, VRDN (b)(c)	2,735,000	2,735,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 3.05%,
LOC Huntington Nat’l. Bank, Columbus, VRDN (b)(c)	3,790,000	3,790,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.) Subseries B3, 2.86%, VRDN (b)	2,600,000	2,600,000
Darke County Health Care Facilities Rev. (Brethren Retirement
Cmnty. Proj.) 2.83%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	7,015,000	7,015,000
Delaware County Health Care Facilities (Willow Brook
Christian Cmnty. Proj.) Series 1999, 2.9%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (b)	3,725,000	3,725,000
Erie County Gen. Oblig. BAN 3.25% 4/12/06	13,000,000	13,026,671
Erie County Multi-family Hsg. Rev. (Providence Residential
Comnty. Corp. Proj.) Series 1999 A, 2.8%, LOC JPMorgan
Chase Bank, VRDN (b)	10,060,000	10,060,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 2.8%, LOC Lasalle
Bank NA, VRDN (b)(c)	6,690,000	6,690,000
(Hanover Ridge Apts. Proj. 2.85%, LOC Fannie Mae,
VRDN (b)(c)	4,350,000	4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg.
Corp. Proj.) Series 2001, 2.82%, LOC Key Bank NA,
VRDN (b)	5,645,000	5,645,000
Grove City Gen. Oblig. BAN 3.75% 6/22/06	9,790,000	9,859,606
Hamilton County Health Care Facilities Rev. 2.83%, LOC Fifth
Third Bank, Cincinnati, VRDN (b)	4,040,000	4,040,000

13 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Hamilton Gen. Oblig. BAN:
3.5% 3/28/06	$ 9,800,000	$9,844,233
3.75% 6/1/06	3,400,000	3,416,479
Jackson Local School District Stark & Summit Counties
Participating VRDN Series PT 2334, 2.78% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	4,005,000	4,005,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 2.86%,
LOC Nat’l. City Bank, VRDN (b)(c)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 3.05%, LOC Huntington Nat’l.
Bank, Columbus, VRDN (b)(c)	860,000	860,000
(Norshar Co. Proj.) 2.93%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	2,925,000	2,925,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 2.88%, LOC
JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 2.89%, LOC
Key Bank NA, VRDN (b)(c)	4,000,000	4,000,000
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 2.89%, LOC Key Bank NA,
VRDN (b)(c)	845,000	845,000
(Rembond Proj.) Series 1996, 2.93%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	1,650,000	1,650,000
Montgomery County Gen. Oblig. Participating VRDN Series
ROC II R7513, 2.79% (Liquidity Facility Citibank NA) (b)(d) .	7,850,000	7,850,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997,
3.05%, LOC Huntington Nat’l. Bank, Columbus,
VRDN (b)(c)	2,570,000	2,570,000
(Kettering Affiliated Proj.) 2.88%, LOC JPMorgan Chase
Bank, VRDN (b)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor
Invts.-Lyons Gate Proj.) 2.8%, LOC Fed. Home Ln. Bank,
Cincinnati, VRDN (b)(c)	4,306,000	4,306,000
North Ridgeville Gen. Oblig. BAN 2.48% 12/15/05	8,965,000	8,968,233
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 2.78% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	8,580,000	8,580,000
(AK Steel Corp. Proj.) Series A, 2.84%, LOC ABN AMRO
Bank NV, VRDN (b)(c)	14,500,000	14,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
2.86%, LOC Cr. Lyonnais SA, VRDN (b)(c)	12,100,000	12,100,000
2.9%, VRDN (b)	7,600,000	7,600,000

Quarterly Report

14

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 2.79% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$ 3,200,000	$ 3,200,000
Series Putters 793, 2.79% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,080,000	2,080,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 2046, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,280,000	4,280,000
Series PT 2139, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,295,000	4,295,000
Series PT 2200, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	15,790,000	15,790,000
Series ROC II R341, 2.79% (Liquidity Facility Citibank
NA) (b)(d)	3,885,000	3,885,000
Series ROC II R7508, 2.79% (Liquidity Facility Citibank
NA) (b)(d)	11,210,000	11,210,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MS 98 116, 2.77% (Liquidity
Facility Morgan Stanley) (b)(d)	10,120,000	10,120,000
(Ashland Univ. Proj.) 2.8%, LOC Key Bank NA, VRDN (b)	11,450,000	11,450,000
(Cleveland Institute of Music Proj.) 2.78%, LOC Nat’l. City
Bank, VRDN (b)	7,000,000	7,000,000
(Pooled Fing. Prog.):
Series 1996, 2.83%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	2,995,000	2,995,000
Series 1997, 2.83%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	4,600,000	4,600,000
Series 1998, 2.83%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	9,450,000	9,450,000
Series 1999, 2.83%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	8,200,000	8,200,000
Series 2005 A, 2.77%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	8,130,000	8,130,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05
(Liquidity Facility Wachovia Bank NA) (b)(c)(d)(e)	4,260,000	4,260,000
Participating VRDN:
Series BA 01 I, 2.87% (Liquidity Facility Bank of America
NA) (b)(c)(d)	3,450,000	3,450,000
Series BA 98 B, 2.9% (Liquidity Facility Bank of America
NA) (b)(c)(d)	14,695,000	14,695,000
Series BA 98 Q, 2.9% (Liquidity Facility Bank of America
NA) (b)(c)(d)	4,600,000	4,600,000

15		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: – continued
Participating VRDN:
Series LB 03 L46J, 2.87% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	$ 6,025,000	$6,025,000
Series Merlots 01 A78, 2.82% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,715,000	1,715,000
Series Merlots 02 A34, 2.82% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,555,000	1,555,000
Series Merlots 05 A16, 2.82% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	4,845,000	4,845,000
Series PT 1334, 2.83% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	4,800,000	4,800,000
Series PT 228, 2.83% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	3,515,000	3,515,000
Series PT 241, 2.83% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,360,000	2,360,000
Series PT 567, 2.83% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	2,350,000	2,350,000
Series PT 582, 2.83% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(d)	2,300,000	2,300,000
(Mortgage-Backed Securities Prog.):
Series 2005 B2, 2.78% (Liquidity Facility Fed. Home Ln.
Bank, Cincinnati), VRDN (b)(c)	1,400,000	1,400,000
Series 2005 F, 2.78% (Liquidity Facility Fed. Home Ln.
Bank, Cincinnati), VRDN (b)(c)	7,000,000	7,000,000
Series 2004 D, 2.78% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (b)(c)	10,000,000	10,000,000
Series B, 2.84% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Series F, 2.79% (Liquidity Facility Fed. Home Ln. Bank,
Cincinnati), VRDN (b)(c)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.84%,
LOC Key Bank NA, VRDN (b)(c)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 2.82%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	2,835,000	2,835,000
Series B, 2.92%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	475,000	475,000
Series C, 2.92%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	555,000	555,000
Series D, 2.92%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (b)(c)	555,000	555,000

Quarterly Report 16

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: – continued
(Pine Crossing Apts. Proj.) 2.8%, LOC Lasalle Bank NA,
VRDN (b)(c)	$ 5,670,000	$ 5,670,000
(Shannon Glenn Apts. Proj.) 2.81%, LOC Fannie Mae,
VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 2.81%, LOC Fed. Home
Ln. Bank, Cincinnati, VRDN (b)(c)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 2.82%, LOC Nat’l. City
Bank, VRDN (b)(c)	85,000	85,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III,
2.82%, LOC Nat’l. City Bank, VRDN (b)(c)	135,000	135,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 2.93% (BP PLC Guaranteed),
VRDN (b)(c)	6,300,000	6,300,000
(BP Exploration & Oil, Inc. Proj.) Series 2000, 2.93%
(BP PLC Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
(BP Products NA, Inc. Proj.) Series B, 2.93% (BP PLC
Guaranteed), VRDN (b)(c)	2,115,000	2,115,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS
851, 2.77% (Liquidity Facility Morgan Stanley) (b)(d)	8,245,000	8,245,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series
MS 98 71, 2.77% (Liquidity Facility Morgan Stanley) (b)(d) .	11,790,000	11,790,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B,
2.85%, LOC Fleet Bank NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 2.79% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	4,575,000	4,575,000
(Cleveland Elec. Illuminating Co. Proj.) Series A, 2.9%, LOC
Barclays Bank PLC, VRDN (b)(c)	6,000,000	6,000,000
(Toledo Edison Co. Proj.) Series A, 2.82%, LOC Barclays
Bank PLC, VRDN (b)(c)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Premcor Refining Group
Proj.) 2.38%, tender 12/1/05, LOC Fleet Nat’l. Bank (b)(c) .	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.)
Series 1997, 2.83%, LOC Wachovia Bank NA, VRDN (b)(c)	24,000,000	23,999,999
Pepper Pike Gen. Oblig. BAN 3% 6/22/06	1,373,000	1,374,932
Perrysburg Gen. Oblig. BAN:
3.75% 5/25/06	4,033,000	4,055,801
3.75% 8/10/06	4,465,000	4,496,598
Port of Greater Cincinnati Dev. Auth. Rev. (Nat’l. Underground
Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 2.78%,
LOC JPMorgan Chase Bank, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	6,500,000	6,500,000

17		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 2.86%,
LOC Nat’l. City Bank, VRDN (b)(c)	$ 2,445,000	$2,445,000
Richland County Health Care Facilities Rev. (Mansfield
Memorial Homes Proj.) Series 2002, 2.85%, LOC Key Bank
NA, VRDN (b)	4,870,000	4,870,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co.
Proj.) Series 1997, 2.88%, LOC Standard Fed. Bank,
VRDN (b)(c)	1,600,000	1,600,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp.
Proj.) Series 2000, 2.93%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	2,425,000	2,425,000
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 2.89%,
LOC Key Bank NA, VRDN (b)(c)	2,240,000	2,240,000
Stow Gen. Oblig. BAN 3.5% 5/11/06	7,500,000	7,530,152
Summit County Civic Facilities Rev. (YMCA of Akron Proj.)
2.82%, LOC Key Bank NA, VRDN (b)	5,000,000	5,000,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
2.91%, LOC Nat’l. City Bank, VRDN (b)(c)	1,600,000	1,600,000
2.98%, LOC Nat’l. City Bank, VRDN (b)(c)	2,295,000	2,295,000
(Kaiser Dev. Proj.) 2.93%, LOC Nat’l. City Bank, VRDN (b)(c)	615,000	615,000
(Keltec, Inc. Proj.) Series 1987, 2.93%, LOC Nat’l. City
Bank, VRDN (b)(c)	115,000	115,000
(Mannix Co. Proj.) Series 1987, 2.93%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	620,000	620,000
(Sigma Properties Proj.) Series 2000 B, 2.91%, LOC Nat’l.
City Bank, VRDN (b)(c)	1,825,000	1,825,000
(Summit Plastic Co. Proj.) 2.91%, LOC Nat’l. City Bank,
VRDN (b)(c)	825,000	825,000
(Triumph Hldgs. Proj.) 2.96%, LOC Nat’l. City Bank,
VRDN (b)(c)	1,260,000	1,260,000
Tallmadge Gen. Oblig. BAN 3.25% 3/13/06	1,950,000	1,955,938
Toledo City School District Participating VRDN:
Series MS 889, 2.77% (Liquidity Facility Morgan
Stanley) (b)(d)	1,802,500	1,802,500
Series Putters 655, 2.79% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	1,695,000	1,695,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.)
2.86%, LOC Nat’l. City Bank, VRDN (b)(c)	1,810,000	1,810,000
Tuscarawas County Hosp. Facilities Rev. Participating VRDN
Series MT 103, 2.82% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,050,000	3,050,000
Univ. of Cincinnati Gen. Receipts BAN Series 2005 C, 4%
3/28/06	9,460,000	9,518,359

Quarterly Report 18

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Upper Arlington City School District Participating VRDN Series
PT 2513, 2.78% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 6,000,000	$ 6,000,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day
School Proj.) Series 1999, 2.9%, LOC Nat’l. City Bank,
VRDN (b)	5,545,000	5,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes
Proj.) Series 1998 B, 2.82%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	11,704,000	11,704,000
Warren County Indl. Dev. Rev. (Pioneer Indl. Components
Proj.) Series 1985, 3%, LOC Bank of Tokyo-Mitsubishi Ltd.,
VRDN (b)	1,000,000	1,000,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 2.86%, LOC Nat’l. City
Bank, VRDN (b)(c)	2,070,000	2,070,000
(Dowa THT America, Inc. Proj.) Series 1999, 2.85%, LOC
Comerica Bank, Detroit, VRDN (b)(c)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC
Proj.) Series 2000, 2.95%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	5,300,000	5,300,000
		708,815,785

Puerto Rico 1.1%
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Participating VRDN Series TOC 05 Z6, 2.83% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	2,905,000	2,905,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	5,100,000	5,100,000
		8,005,000

TOTAL INVESTMENT PORTFOLIO – 94.5%
(Cost $721,995,785)		721,995,785

NET OTHER ASSETS – 5.5%		42,286,819

NET ASSETS 100%		$ 764,282,604

19 Quarterly Report

Investments (Unaudited) continued

Security Type Abbreviations
BAN — BOND ANTICIPATION NOTE
CP — COMMERCIAL PAPER
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $5,100,000 or
0.7% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $8,280,000
or 1.1% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Cleveland
Wtrwks. Rev.
Bonds Series
Merlots 01 A24,
2.11%, tender
11/10/05
(Liquidity Facility
Wachovia Bank
NA)	3/16/01	$ 4,020,000

Ohio Hsg. Fin.
Agcy. Mtg. Rev.
Bonds Series
Merlots 00 A1,
2.17%, tender
11/10/05
(Liquidity Facility
Wachovia Bank
NA)	11/12/03	$ 4,260,000

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $721,995,785.

Quarterly Report 20

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

21 Quarterly Report

Quarterly Holdings Report for

Fidelity® Pennsylvania Municipal Money Market Fund

September 30, 2005

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 96.0%
	Principal	Value
	Amount
New Jersey/Pennsylvania – 1.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.
Participating VRDN Series SGA 89, 2.85% (Liquidity Facility
Societe Generale) (b)(d)	$ 7,500,000	$ 7,500,000
Pennsylvania – 93.4%
Allegheny County Arpt. Rev. Participating VRDN Series PA
567, 2.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(South Hills Health Sys. Proj.):
Series 2000 A, 2.95%, tender 6/1/06, LOC PNC Bank
NA, Pittsburgh (b)	4,400,000	4,400,000
Series A, 2.93%, tender 5/1/06, LOC PNC Bank NA,
Pittsburgh (b)	6,315,000	6,315,000
Series PT 762, 2.85%, tender 6/15/06 (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(d)(e)	5,720,000	5,720,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport
Realty Ltd. Proj.) 3.05%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (b)(c)	1,560,000	1,560,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children’s Museum of Pittsburgh Proj.) 1.85%, tender
10/1/05, LOC PNC Bank NA, Pittsburgh (b)	4,230,000	4,230,000
Participating VRDN Series Merlots A48, 2.77% (Liquidity
Facility Wachovia Bank NA) (b)(d)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 2.86%, LOC Nat’l. City
Bank, PA, VRDN (b)(c)	1,400,000	1,400,000
(R.I. Lampus Co. Proj.) Series 1997 A, 2.86%, LOC Nat’l.
City Bank, PA, VRDN (b)(c)	2,525,000	2,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 2.85%, LOC
PNC Bank NA, Pittsburgh, VRDN (b)(c)	3,120,000	3,120,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 2.86%,
VRDN (b)	3,200,000	3,200,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating
VRDN Series EGL 95 3503, 2.78% (Liquidity Facility
Citibank NA, New York) (b)(d)	2,700,000	2,700,000
Berks County Indl. Dev. Auth. Rev.:
(Fleetwood Industries Bus. Trust Proj.) 2.85%, LOC First
Tennessee Bank NA, Memphis, VRDN (b)(c)	2,440,000	2,440,000
(Grafika Commercial Printing, Inc. Proj.) Series 1995,
2.85%, LOC Wachovia Bank NA, VRDN (b)(c)	540,000	540,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg
Proj.) 2.71%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)	3,200,000	3,200,000

23		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Pennsylvania – continued
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 2.85%, LOC
Wachovia Bank NA, VRDN (b)(c)	$ 1,120,000	$1,120,000
(Snowball Real Estate LP Proj.) 2.9%, LOC Wachovia Bank
NA, VRDN (b)(c)	2,240,000	2,240,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series
1996 A, 2.85%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)(c)	1,500,000	1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.9%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	5,825,000	5,825,000
Series 1998 A2, 2.93%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 2.8% (FGIC
Insured), VRDN (b)	4,125,000	4,125,000
Chester County Inter Unit 2.85%, LOC PNC Bank NA,
Pittsburgh, VRDN (b)	1,660,000	1,660,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN
Series PA 1295, 2.8% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,250,000	2,250,000
Erie County Gen. Oblig. Participating VRDN Series PT 1961,
2.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,625,000	3,625,000
Harrisburg Auth. Wtr. Rev.:
Series 2002 B, 2.8% (FSA Insured), VRDN (b)	3,000,000	3,000,000
Series A, 2.8% (FGIC Insured), VRDN (b)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev.
(Hatfield Quality Meats Proj.) 2.8%, LOC Bank of America
NA, VRDN (b)(c)	1,500,000	1,500,000
Lackawanna County Gen. Oblig. Series 2004 B, 2.78% (FSA
Insured), VRDN (b)	3,300,000	3,300,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall
College Proj.) Series 1997, 2.85%, VRDN (b)	2,860,000	2,860,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic
States Materials Proj.) Series 1999, 2.85%, LOC Wachovia
Bank NA, VRDN (b)(c)	1,200,000	1,200,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev.
Participating VRDN Series MS 1170X, 2.8% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	2,000,000	2,000,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 2.9%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)(c)	1,905,000	1,905,000
Series C, 2.9%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)(c)	1,000,000	1,000,000

Quarterly Report

24

Municipal Securities continued
	Principal	Value
	Amount
Pennsylvania – continued
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 2.78%
tender 11/3/05, CP mode (c)	$ 2,500,000	$ 2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 2.8%, LOC
JPMorgan Chase Bank, VRDN (b)(c)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland
Ind. Park Proj.) 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	2,400,000	2,400,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 2.84%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	19,700,000	19,699,999
(Merck & Co. Proj.) Series 2000, 2.82%, VRDN (b)(c)	11,000,000	11,000,000
(York Wtr. Co. Proj.) Series B, 2.85% (XL Cap. Assurance,
Inc. Insured), VRDN (b)(c)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 A2, 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	400,000	400,000
Series 1999 C4, 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2002 B6, 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2004 D2, 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	2,900,000	2,900,000
Series 2004 D6, 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	2,800,000	2,800,000
Series B3, 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,400,000	1,400,000
Series B5, 2.85%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(Westrum Hanover, LP Proj.) 2.8%, LOC Fed. Home Ln. Bank
Pittsburg, VRDN (b)(c)	2,900,000	2,900,000
(Westrum Harleysville II LP Proj.) 2.8%, LOC Fed. Home Ln.
Bank Pittsburg, VRDN (b)(c)	4,335,000	4,335,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.
Participating VRDN Series MT 47, 2.82% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(c)(d)	4,500,000	4,500,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev.
(Sunoco, Inc. (R&M) Proj.):
Series A, 2.885%, VRDN (b)(c)	1,600,000	1,600,000
Series B, 2.94% (Sunoco, Inc. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series EGL 04 43 Class A, 2.78% (Liquidity Facility Citibank
NA) (b)(d)	3,000,000	3,000,000

25		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Pennsylvania – continued
Pennsylvania Gen. Oblig. Participating VRDN: – continued
Series Merlots 04 B15, 2.77% (Liquidity Facility Wachovia
Bank NA) (b)(d)	$ 3,095,000	$3,095,000
Series ROC II R343, 2.78% (Liquidity Facility Citibank
NA) (b)(d)	4,410,000	4,410,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 2.79%, LOC Sallie Mae, VRDN (b)(c)	1,500,000	1,500,000
Series 1988 E, 2.79%, LOC Sallie Mae, VRDN (b)(c)	12,500,000	12,500,000
Series 1997 A, 2.81% (AMBAC Insured), VRDN (b)(c)	2,900,000	2,900,000
Series 2000 A, 2.81% (AMBAC Insured), VRDN (b)(c)	4,000,000	4,000,000
Series 2001 B, 2.81% (FSA Insured), VRDN (b)(c)	800,000	800,000
Series 2002 B, 2.81% (FSA Insured), VRDN (b)(c)	2,800,000	2,800,000
Series A:
2.81% (AMBAC Insured), VRDN (b)(c)	2,500,000	2,500,000
2.81% (FSA Insured), VRDN (b)(c)	16,300,000	16,300,000
Series A1, 2.81% (AMBAC Insured), VRDN (b)(c)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington &
Jefferson Dev. Corp. Proj.) Series A, 2.79%, LOC Unicredito
Italiano Spa, VRDN (b)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev.
Participating VRDN Series MT 42, 2.81% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(d)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series TOC 05 P, 2.78% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	5,000,000	5,000,000
(Mount Aloysius College Proj.) Series L3, 2.78%, LOC Allied
Irish Banks PLC, VRDN (b)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 04 L80, 2.87% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	3,400,000	3,400,000
Series PA 1235, 2.82% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,675,000	1,675,000
Series PA 930, 2.8% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	4,995,000	4,995,000
Series PT 2190, 2.82% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	7,515,000	7,515,000
Series PT 890, 2.82% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,315,000	1,315,000
Series 2004 82B, 2.76% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)(c)	3,500,000	3,500,000
Series 2004 84D, 2.77% (Liquidity Facility Dexia Cr. Local
de France), VRDN (b)(c)	15,635,000	15,635,000

Quarterly Report 26

Municipal Securities continued
	Principal	Value
	Amount
Pennsylvania – continued
Pennsylvania Hsg. Fin. Agcy.: – continued
Series 2004 85C, 2.83% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)(c)	$ 1,945,000	$ 1,945,000
Series 86 C, 2.77% (Liquidity Facility DEPFA BANK PLC),
VRDN (b)(c)	4,100,000	4,100,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN:
Series MS 958, 2.78% (Liquidity Facility Morgan
Stanley) (b)(d)	5,000,000	5,000,000
Series Stars 124, 2.78% (Liquidity Facility BNP Paribas
SA) (b)(d)	3,905,000	3,905,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series ROC II R1005, 2.78% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,000,000	1,000,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds
Series AAB 04 9, 2.77%, tender 10/7/05 (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	3,100,000	3,100,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 2.83% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	1,000,000	1,000,000
Series SG 118, 2.83% (Liquidity Facility Societe
Generale) (b)(c)(d)	2,600,000	2,600,000
Series 2005 C, 2.83% (MBIA Insured), VRDN (b)(c)	1,000,000	1,000,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating
VRDN:
Series LB 04 L17, 2.87% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	3,385,000	3,385,000
Series PA 882, 2.83% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,200,000	2,200,000
Series Putters 217, 2.8% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 2.78% (Liquidity Facility Morgan
Stanley) (b)(d)	2,195,000	2,195,000
Series MS 906, 2.78% (Liquidity Facility Morgan
Stanley) (b)(d)	3,000,000	3,000,000
Series Putters 384, 2.79% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,000,000	5,000,000
Philadelphia Gen. Oblig. TRAN Series A, 4% 6/30/06	8,685,000	8,759,628
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys.
Rev. Bonds (Jefferson Health Sys. Proj.) Series A, 5.5%
5/15/06	2,045,000	2,077,193

27		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Pennsylvania – continued
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB
134, 2.8% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	$3,500,000	$3,500,000
Philadelphia School District Participating VRDN:
Series EGL 7050036, 2.79% (Liquidity Facility Citibank
NA) (b)(d)	3,800,000	3,800,000
Series EGL 7050039, 2.79% (Liquidity Facility Citibank
NA) (b)(d)	3,000,000	3,000,000
Series Putters 870, 2.79% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,580,000	2,580,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series
MS 773, 2.78% (Liquidity Facility Morgan Stanley) (b)(d)	2,000,000	2,000,000
Pittsburgh Gen. Oblig. Bonds Series 1996 A, 6% 3/1/06
(MBIA Insured)	2,540,000	2,571,682
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 2.82% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	3,100,000	3,100,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.) Series 1997 B, 2.91%, LOC
Dexia Cr. Local de France, VRDN (b)(c)	5,600,000	5,600,000
Scranton-Lackawanna Health & Welfare Auth. Rev.
Participating VRDN Series Merlots 02 A18, 2.77% (Liquidity
Facility Wachovia Bank NA) (b)(d)	2,550,000	2,550,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran
Village Proj.) 2.8%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)	3,700,000	3,700,000
Southeastern Pennsylvania Transit Auth. Spl. Rev. Participating
VRDN Series BS 01 9016 Class A, 2.78% (Liquidity Facility
Bear Stearns Companies, Inc.) (b)(d)	5,500,000	5,500,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4%
4/28/06	5,000,000	5,034,250
		370,792,752

Quarterly Report 28

Municipal Securities continued
	Principal	Value
	Amount
Puerto Rico 0.7%
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)	$ 2,600,000	$ 2,600,000

TOTAL INVESTMENT PORTFOLIO 96.0%
(Cost $380,892,752)		380,892,752

NET OTHER ASSETS – 4.0%		16,032,439
NET ASSETS 100%		$ 396,925,191

Security Type Abbreviations
BAN — BOND ANTICIPATION NOTE
CP — COMMERCIAL PAPER
TRAN — TAX AND REVENUE ANTICIPATION NOTE
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $2,600,000 or
0.7% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(d) Provides evidence of ownership in one
or more underlying municipal bonds.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $5,720,000
or 1.4% of net assets.

Additional information on each holding is as follows:

Acquisition
Security	Date	Cost
Allegheny County
Hosp. Dev. Auth.
Rev. Bonds Series
PT 762, 2.85%,
tender 6/15/06
(Liquidity Facility
Landesbank	9/4/03
Hessen Thuringen)	3/9/05	$ 5,720,000

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $380,892,752.

29 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

Quarterly Report

30

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005